Segment information	12 Months Ended
Mar. 31, 2015
Segment information
Segment information

14. Segment information

ASC 280 Disclosure about Segments of an Enterprise and Related Information, established standards for reporting information about operating segments in financial statements. Operating segments are defined as components of an enterprise engaging in business activities about which separate financial information is available that is evaluated regularly by the chief operating decision maker ("CODM") in deciding how to allocate resources and in assessing performance.

The Group's chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. Consequently, the Group operates only in one operating segment.

Geographic area information

Revenues by geographical location are as follows, based on the location of the customers:

	For the years ended March 31,
	2015	2014
USA	$205,864	$167,038
UK	159,652	110,950
Germany	64,723	49,648
Russia	36,022	35,835
Singapore	15,216	1,536
Switzerland	10,578	7,057
Rest of Europe	21,754	14,032
Other	6,739	12,235

Total revenues by geographical location	$520,548	$398,331

Geographical information about the Group's long-lived assets is based on physical location of the assets:

	For the years ended March 31,
	2015	2014
USA	$30,254	$8,116
Romania	25,862	24,069
UK	14,305	184
Russia	11,910	11,797
Ukraine	10,467	7,653
Cyprus	4,185	5,326
Switzerland	5,598	1,260
Other	6,645	2,520

Total	$109,226	$60,925

Client Information

Revenues from the transactions with external customers with individual turnover over 10% and over 5% of total revenues are the following:

	For the years ended March 31,
	2015	2014	2013
Revenues over 10% of total revenues	293,761	206,253	147,961
Revenues over 5% of the total revenues	333,404	269,021	219,329